Segment Results - Corporate Divisions - Corporate & Other (Detail) € in Millions		3 Months Ended		6 Months Ended
		Jun. 30, 2025 EUR (€)	Jun. 30, 2024 EUR (€)	Jun. 30, 2025 EUR (€)	Jun. 30, 2024 EUR (€)
Segments [Domain Member]
Noninterest expenses [Abstract]
Restructuring activities		€ 0	€ (46)	€ (5)	€ (45)
Corporate & Other [Member]
Corporate & Other [Line Items]
Net revenues		660	(206)	395	(749)
Provision for credit losses		25	29	37	38
Noninterest expenses [Abstract]
Compensation and benefits		877	925	1,777	1,845
General and administrative expenses		(740)	669	(1,429)	(54)
Impairment of goodwill and other intangible assets		0	0	0	0
Restructuring activities		0	0	0	0
Total noninterest expenses		136	1,594	347	1,791
Noncontrolling interests		(65)	(60)	(127)	(102)
Profit (loss) before tax		€ 563	€ (1,770)	€ 138	€ (2,476)
Employees (full time equivalent)	[1]	36,458	35,713	36,458	35,713
Risk-weighted assets in divisions(RWA)	[1]	€ 31,000	€ 32,000	€ 31,000	€ 32,000
Leverage exposure in divisions	[1]	€ 27,000	€ 36,000	€ 27,000	€ 36,000

[1]	As of quarter-end